THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2006 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2007.

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006

                Check here if Amendment [X]; Amendment Number: 1

                        This Amendment (Check only one):
                              [ ] is a restatement
                              [X] adds new holdings
                                    entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
--------------------------------------
(Signature)

New York, New York
--------------------------------------
(City, State)

February 20, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 7

Form 13F Information Table Value Total: $301,606 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None


                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
FILING FOR QTR ENDED: 9/30/06           Name of Reporting Manager:  Sandell Asset Management

                                                                                                                    Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:     Item 5:      Item 6:    Item 7: Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market  Shares or    Investment  Mana-   (a)       (b)     (c)
                                                   Number       Value     Principal    Discretion  gers    Sole     Shared   None
                                                              (X$1000)      Amount                 See
                                                                                                   Instr.
                                                                                                    V
ANORMED INC                        COM             035910-10-8   15,559  1,229,971 SH   SOLE                1,229,971  -      -
AZTAR CORP                         COM             054802-10-3   42,673    805,000 SH   SOLE                  805,000  -      -
BELLSOUTH CORP                     COM             079860-10-2   17,120    400,470 SH   SOLE                  400,470  -      -
LUCENT TECHNOLOGIES                COM             549463-10-7   98,429 42,063,804 SH   SOLE               42,063,804  -      -
NORTH FORK BANCORP INC             COM             659424-10-5    2,697     94,165 SH   SOLE                   94,165  -      -
NOVAGOLD RESOURCES INC             COM NEW         66987E-20-6   57,589  3,670,426 SH   SOLE                3,670,426  -      -
NS GROUP INC                       COM             628916-10-8   67,539  1,046,299 SH   SOLE                1,046,299  -      -



                                             Value Total     $  301,606

                                             Entry Total:             7
